EARNINGS PER UNIT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Athena Technology Solutions Holdings, LLC
Earnings Per Share [Line Items]
Schedule of Earnings Per Share, Basic and Diluted
The following table sets forth reconciliations of the numerators and denominators used to compute basic and diluted net income per Class A unit for the three months ended March 31, 2026 and 2025 (in thousands, except unit and per unit amounts):

	Three Months Ended March 31,
	2026	2025
Numerator
Net income (loss) attributable to the Company	$20,926	$(27,329)
Series A preferred units accretion	(1,362)	—

Net income (loss) attributable to Class A unitholders - basic and diluted	$19,564	$(27,329)

Denominator
Weighted-average units outstanding - basic and diluted	88,478,380	88,532,824
Basic and diluted net income (loss) per unit	$0.22	$(0.31)
The following table presents earnings (loss) per Class A unit for the years ended December 31, 2025 and 2024:

(In thousands, except unit amounts)	Year Ended December 31,
	2025	2024
Numerator
Net (loss) income attributable to ATSH	$(16,886)	$78,549
Series A preferred units accretion	(450)	—

Net (loss) income attributable to Class A unitholders – basic	(17,336)	78,549
Less: Change in fair value of contingent consideration related to Class A units	—	(44,775)

Net (loss) income attributable to Class A unitholders – diluted	$(17,336)	$33,774

Denominator:
Weighted-average units outstanding - basic	88,532,824	80,432,217
Dilutive effect of contingent consideration Class A units earned as of December 31, 2024	—	7,786,951

Weighted-average units outstanding - diluted	88,532,824	88,219,168

Basic net (loss) income per unit	$(0.20)	$0.98
Diluted net (loss) income per unit	$(0.20)	$0.38